Shareholders' equity and share-based payments - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pre-tax amount
Actuarial gains and losses	$ 42	$ 20	$ (114)
Change in fair value of investments in equity instruments	(193)	144	(11)
Currency translation adjustment generated by the parent company	8,737	(4,163)	2,573
Sub-total items not potentially reclassifiable to profit & loss	8,586	(3,999)	2,448
Currency translation adjustment	(7,072)	2,759	(3,277)
Cash flow hedge	(1,060)	3,119	2,898
Variation of foreign currency basis spread	22	(32)	(11)
Share of other comprehensive income of equity affiliates, net amount	(484)	(246)	(208)
Other	8	1	(2)
Sub-total items potentially reclassifiable to profit & loss	(8,586)	5,601	(600)
Total other comprehensive income		1,602	1,848
Tax effect
Actuarial gains and losses	29	76	(10)
Change in fair value of investments in equity instruments	22	(30)	(1)
Sub-total items not potentially reclassifiable to profit and loss	51	46	(11)
Cash flow hedge	261	(822)	(733)
Variation of foreign currency basis spread	(6)	8	3
Sub-total items potential reclassifiable to profit and loss	255	(814)	(730)
Total other comprehensive income	306	(768)	(741)
Net amount
Actuarial gains and losses	71	96	(124)
Change in fair value of investments in equity instruments	(171)	114	(12)
Currency translation adjustment generated by the parent company	8,737	(4,163)	2,573
Items not potentially reclassifiable to profit and loss	8,637	(3,953)	2,437
Currency translation adjustment	(7,072)	2,759	(3,277)
Cash flow hedge	(799)	2,297	2,165
Variation of foreign currency basis spread	16	(24)	(8)
Share of other comprehensive income of equity affiliates, net amount	(484)	(246)	(208)
Other	8	1	(2)
Items potentially reclassifiable to profit and loss	(8,331)	4,787	(1,330)
Total other comprehensive income (net amount)	$ 306	$ 834	$ 1,107